Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Investment Property and its Related Accumulated Depreciation - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Property and its Related Accumulated Depreciation [Line items]
Ending Balance, Carrying amount,	S/ 58,260
Depreciation charge (note 25.iii)	(3,857)	S/ (3,971)	S/ (4,316)
Reclassifications	(140)	(450)
Land [Member]
Schedule of Investment Property and its Related Accumulated Depreciation [Line items]
Cost amount, beginning	13,188	13,188	2,505
Accumulated depreciation, beginning
Ending Balance, Carrying amount,	13,188
Depreciation charge (note 25.iii)
Disposals
Reclassifications
Accumulated depreciation, ending
Additions
Disposals
Transfers			10,692
Reclassifications
Translations adjustments			(9)
Cost amount ending	13,188	13,188	13,188
Buildings [Member]
Schedule of Investment Property and its Related Accumulated Depreciation [Line items]
Cost amount, beginning	86,348	74,013	43,443
Accumulated depreciation, beginning	(37,633)	(24,211)	(19,895)
Ending Balance, Carrying amount,	45,072
Depreciation charge (note 25.iii)	(3,857)	(3,971)	(4,316)
Disposals		4,240
Reclassifications	(5,690)	(13,691)
Accumulated depreciation, ending	(47,180)	(37,633)	(24,211)
Additions	193	53	28
Disposals		(1,409)
Transfers			30,458
Reclassifications	5,711	13,691	123
Translations adjustments			(39)
Cost amount ending	92,252	86,348	74,013
Work in Progress [Member]
Schedule of Investment Property and its Related Accumulated Depreciation [Line items]
Cost amount, beginning	21	21	20
Accumulated depreciation, beginning
Ending Balance, Carrying amount,
Depreciation charge (note 25.iii)
Disposals
Reclassifications
Accumulated depreciation, ending
Additions			124
Disposals
Transfers
Reclassifications	(21)		(123)
Translations adjustments
Cost amount ending		21	21
Cost [Member]
Schedule of Investment Property and its Related Accumulated Depreciation [Line items]
Cost amount, beginning	99,557	87,222	45,968
Additions	193	53	152
Disposals		(1,409)
Transfers			41,150
Reclassifications	5,690	13,691
Translations adjustments			(48)
Cost amount ending	105,440	99,557	87,222
Accumulated depreciation [Member]
Schedule of Investment Property and its Related Accumulated Depreciation [Line items]
Accumulated depreciation, beginning	(37,633)	(24,211)	(19,895)
Depreciation charge (note 25.iii)	(3,857)	(3,971)	(4,316)
Disposals		4,240
Reclassifications	(5,690)	(13,691)
Accumulated depreciation, ending	(47,180)	(37,633)	(24,211)
Carrying amount [Member]
Schedule of Investment Property and its Related Accumulated Depreciation [Line items]
Beginning Balance, Carrying amount	61,924	63,011	26,073
Ending Balance, Carrying amount,		61,924	63,011
Carrying amount [Member] | Land [Member]
Schedule of Investment Property and its Related Accumulated Depreciation [Line items]
Beginning Balance, Carrying amount	13,188	13,188	2,505
Ending Balance, Carrying amount,		13,188	13,188
Carrying amount [Member] | Buildings [Member]
Schedule of Investment Property and its Related Accumulated Depreciation [Line items]
Beginning Balance, Carrying amount	48,715	49,802	23,548
Ending Balance, Carrying amount,		48,715	49,802
Carrying amount [Member] | Work in Progress [Member]
Schedule of Investment Property and its Related Accumulated Depreciation [Line items]
Beginning Balance, Carrying amount	S/ 21	21	20
Ending Balance, Carrying amount,		S/ 21	S/ 21